Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Option Activities and Changes

No options were granted during the years ended December 31, 2019, 2020 and 2021. A summary of option activities during the year ended December 31, 2021 were presented below:

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share options	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding, December 31, 2020	39,225	560.95	6.81	—	271.90
Forfeited	(7,294)	560.95	—	—	271.90
Outstanding, December 31, 2021	31,931	560.95	5.81	—	271.90

Schedule of Share-based Compensation Expense Recognized

Total share-based compensation expense of share-based awards granted to employees, certain directors and management recognized for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	317	146	101
Sales and marketing expenses	674	14,278	(14)
General and administrative expenses	1,979	15,324	681
	2,970	29,748	768